ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

VisionChina Media Inc.  (the “Company”) was incorporated under the laws of the Cayman Islands on January 27, 2006.  The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) sell advertising time on its out-of-home digital television networks in the People’s Republic of China (the “PRC”).  The Group’s principal geographic market is in the PRC.

The Company holds its interest in the operating subsidiaries and investees through a holding company, China Digital Technology Consulting Co., Ltd.  (“CDTC”), which is a wholly owned company established in the PRC on March 9, 2006.  The Company does not conduct any substantive operations of its own, but conducts its primary business operations through CDTC’s VIE, VisionChina Media Group Limited (“VisionChina Media Group”) and VisionChina Media Group’s subsidiaries and investees.  VisionChina Media Group was established under the laws of the PRC on April 8, 2005.

In January 2010, pursuant to an agreement entered into between the Company and Digital Media Group Company Limited (“DMG”), the Company acquired a 100% equity interest in DMG, which sells advertising time on its out-of-home digital television networks in the PRC’s subway.

DMG was incorporated under the laws of the British Virgin Islands on May 13, 2003.  DMG, its subsidiaries and VIE sell advertising time on its out-of-home digital television networks in the PRC and provide passenger information and direction system (“PIDS”) in the PRC.  DMG does not conduct any substantive operations of its own, but conducts its primary business through its wholly-owned subsidiaries, DMG (HK) Co., Limited (“DMG HK”), Beijing Eastlong Technology Development Co., Ltd.  (“Eastlong Technology”), Eastlong Technology’s VIE, Beijing Eastlong Advertising Co., Ltd.  (“Eastlong Advertising”), and Eastlong Advertising’s subsidiaries and equity investees.

The VIEs contractual arrangements

Chinese laws and regulations prohibit or restrict foreign ownership of media content and advertising business.  To comply with these foreign ownership restrictions, the Group invests in ventures with local television stations and provides advertising services on its out-of-home digital television networks in the PRC through VisionChina Media Group and Eastlong Advertising, which are PRC legal entities established by co-founders of the Company and DMG, respectively.

Applicable PRC laws and regulations prohibit foreign investment in and ownership of mobile advertising agencies.  As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.

To provide the Company with effective control over the two VIEs, namely VisionChina Media Group and Eastlong Advertising, and the ability to receive substantially all of the economic benefits of the VIEs and their subsidiaries, a series of contractual arrangements were entered amongst:

•                                          CDTC, VisionChina Media Group and direct equity holders of VisionChina Media Group; and

•                                          Eastlong Technology, Eastlong Advertising and direct equity holders of Eastlong Advertising.

Agreements that transfer economic benefits to CDTC and Eastlong Technology:

Technology and management services agreement

Pursuant to the technology and management service agreement and amendments thereto entered into on March 30, 2006 and February 15, 2007 between CDTC and VisionChina Media Group, CDTC provides technology consulting and management services related to the business operations of VisionChina Media Group.  As consideration for such services, VisionChina Media Group has agreed to pay service fees as specified by CDTC in its fee notice to VisionChina Media Group from time to time.  The fees payable are calculated based on hourly rates set forth in the agreement or otherwise agreed upon between the parties.  The term of this agreement is 25 years from the date thereof.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Domain Name License Agreement

Pursuant to the domain name license agreement and amendments thereto entered into on March 30, 2006 and February 15, 2007 between CDTC and VisionChina Media Group, CDTC grants VisionChina Media Group the exclusive right to use its domain names, in exchange for a fee based on the gross annual revenues of VisionChina Media Group.  The fee is subject to periodic adjustments by the parties.  The agreement has a term of 25 years, which may be terminated at any time or extended by CDTC at its discretion.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Business Cooperation Agreement

Pursuant to the business cooperation agreement and amendments thereto entered into on February 22, 2005 between Eastlong Technology and Eastlong Advertising, Eastlong Advertising may establish entities for the purposes of operating an out-of-home advertising platform and selling advertisements or value-added services on that platform.  Eastlong Technology provides Eastlong Advertising with technology consulting services related to the conduct of its business.  As consideration for such services, the profits generated by Eastlong Advertising shall be transferred to Eastlong Technology in accordance with the business cooperation agreement.  Eastlong Technology is the exclusive and sole cooperating partner of Eastlong Advertising.  Eastlong Technology has right to appoint and elect board members and senior management members of Eastlong Advertising.  The term of this agreement commences on February 22, 2005 and remains in effect unless Eastlong Technology ceases to exist.  This agreement can be terminated if Eastlong Technology is unable to provide any services to Eastlong Advertising for a continuous period of more than three years due to force majeure.

Agreements that provide the Company with effective control over VisionChina Media Group and Eastlong Advertising:

Loan Agreements

CDTC entered into a loan agreement and amendments thereto with Mr. Limin Li and Ms. Yanqing Liang, direct equity holders of VisionChina Media Group, on March 30, 2006 and February 15, 2007, which allows the Company to capitalize the PRC operating affiliates in VisionChina Media Group and facilitates the establishment of the current corporate structure in VisionChina Media Group.  CDTC made an interest-free loan of RMB50 million to the direct equity holders of VisionChina Media Group.  The loan can be repaid only with the proceeds from the transfer of equity interest in VisionChina Media Group owned by the direct equity holders to CDTC or to another person designated by CDTC pursuant to the Option Agreement as discussed below.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Eastlong Technology entered into a series of loan agreements and amendments thereto with Mr. Qijun Men and Mr. Haifeng Wang, direct equity holders of Eastlong Advertising, in February 2005, March 2007 and May 2008, respectively, which allowed Eastlong Advertising to capitalize its PRC operating affiliates and facilitates the establishment of the corporate structure.  Eastlong Technology made an interest-free loan of RMB20 million to the direct equity holders of Eastlong Advertising.  This loan can only be repaid by transferring the equity interest in Eastlong Advertising owned by the direct equity holders to Eastlong Technology or to another person designated by Eastlong Technology.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Proxy Letter

Mr. Limin Li and Ms. Yanqing Liang, direct equity holders of VisionChina Media Group, signed certain proxy letters on February 15, 2007, pursuant to which Mr. Limin Li and Ms. Yanqing Liang have granted an employee of CDTC, who is a PRC citizen, the right to exercise all their voting rights as equity holders of VisionChina Media Group as provided under its articles of association, to vote on their behalf on all matters, including the right to appoint and elect board members and senior management members of VisionChina Media Group.  Such grant must be approved by CDTC and the grantee must be an employee of CDTC.  If the grantee ceases to be an employee of CDTC, then the grantors will revoke the proxy and grant a similar proxy to a then-current employee of CDTC designated by CDTC.  The proxy letters will remain effective until February 15, 2032.

Option Agreements

CDTC, Mr. Limin Li and Ms. Yanqing Liang entered into an option agreement on February 15, 2007, pursuant to which CDTC has an exclusive option to purchase, or to designate another qualified person to purchase, to the extent permitted by PRC law and foreign investment policies, part or all of the equity interests in VisionChina Media Group owned by Mr. Limin Li and Ms. Yanqing Liang.  The purchase price for the entire equity interest shall be the greater of (i) RMB50 million and (ii) the minimum price permitted by applicable PRC law and agreed upon by the parties.  The option agreement remains in effect until the completion of the transfer of all the equity interests in accordance with the option agreement.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Eastlong Technology, Mr. Qijun Men and Mr. Haifeng Wang entered into a series of option agreements and amendments thereto in February 2005, March 2007 and May 2008, respectively, pursuant to which Eastlong Technology has an exclusive option to purchase, or to designate another qualified person to purchase, to the extent permitted by the PRC law and foreign investment policies, all of the equity interests in Eastlong Advertising owned by Mr. Qijun Men and Mr. Haifeng Wang.  The purchase price for the entire equity interest shall be RMB20 million.  The option agreement remains in effect until the completion of the transfer of all the equity interests in accordance with the option agreements.

The above contractual arrangements allow the Group to have (1) the power to direct the activities of VisionChina Media Group, Eastlong Advertising and their subsidiaries that most significantly affect their economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from VisionChina Media Group, Eastlong Advertising and their subsidiaries.  Accordingly, the Group treats VisionChina Media Group and Eastlong Advertising as VIEs.  Because the Group is the primary beneficiary of VisionChina Media Group and Eastlong Advertising, the Group has effectively control on and consolidated the financial results of VisionChina Media Group and Eastlong Advertising and their subsidiaries.

Risks in relation to the VIEs structure

The Group believes that the VIEs arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

•                                          If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•                                          The Group relies on contractual arrangements with the VIEs and their equity holders for substantially all of its PRC operations, which may not be as effective as direct ownership in providing operational control; and

•                                          The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

The Company has two VIEs, VisionChina Media Group and Eastlong Advertising, which it has consolidated under the authoritative literature because it is the primary beneficiary of these VIEs.  Since the Company, through its subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive benefits from the VIE, the Company has continued to consolidate the VIEs upon the adoption of the new guidance, which, other than for additional disclosures, has no accounting impact on the Company’s consolidated financial statements.

The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	December 31,
	2010	2011

Total assets	$414,749,161	$438,643,462
Total liabilities	464,874,596	492,507,843

	Year ended December 31,
	2009	2010	2011

Total revenues	$120,747,711	$138,056,640	$199,622,163
Net income (loss)	33,145,938	(110,259,691)	(2,762,658)
Net cash provided by operating activities	41,206,699	1,760,983	57,162,780
Net cash used in investing activities	(92,614,579)	(55,717,423)	(1,664,123)
Net cash used in financing activities	(16,810,699)	(58,334,979)	(44,693,807)

The Group’s consolidated assets do not include any collateral for VisionChina Media Group’s and Eastlong Advertising’s obligations.

Other than the guarantee issued to secure a credit facility by CDTC (see Note 12), there was no pledge or collateral of the assets either in VisionChina Media Group or Eastlong Advertising.  Creditors of VisionChina Media Group have no recourse to the general credit of CDTC or the Company, which is the primary beneficiary of VisionChina Media Group.  Creditors of Eastlong Advertising have no recourse to the general credit of Eastlong Technology or the Company, which is primary beneficiary of Eastlong Advertising.

As of December 31, 2011, subsidiaries and variable interest entities include the following entities:

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of the Company
CDTC	N/A	March 9, 2006	PRC	100%
Aim Sky International Limited (“Aim”)	April 1, 2008	January 1, 2008	British Virgin	100%
			Islands (“BVI”)
Win Prosper Development Limited	N/A	April 23, 2008	Hong Kong (“HK”)	100%
Century Port Limited (“Century”)	May 1, 2008	March 20, 2008	BVI	100%
Golden Carriage International Limited (“Golden”)	May 1, 2008	December 13, 2007	BVI	100%
Goldwhite Limited (“Goldwhite”)	May 1, 2008	March 21, 2008	BVI	100%
Peak Win Limited (“Peak”)	May 1, 2008	March 19, 2008	BVI	100%
Ahead Smart Holdings Limited (“Ahead”)	August 4, 2008	June 18, 2008	BVI	100%
Vision Best Limited	N/A	September 23, 2009	BVI	100%
Whole Genius Limited	N/A	May 16, 2008	HK	100%
DMG	January 2, 2010	May 15, 2003	BVI	100%
DMG HK	January 2, 2010	October 10, 2003	HK	100%
Eastlong Technology	January 2, 2010	December 10, 2001	PRC	100%
Shenzhen Huachangshi Digital Technology Co., Ltd. (“Huachangshi”)	N/A	November 27, 2008	PRC	100%
Shenzhen Huadingshi Digital Technology Co., Ltd.	N/A	December 20, 2010	PRC	100%
Dienzhi Advertising (Shanghai) Co., Ltd	January 2, 2010	March 19, 2009	PRC	100%

VIE of CDTC
VisionChina Media Group	N/A	April 8, 2005	PRC	note (a)

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of VisionChina Media Group
Shenzhen HDTV Industry Investment Co., Ltd. (“Shenzhen HDTV”)	February 17, 2006	June 16, 2004	PRC	100%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	N/A	December 18, 2006	PRC	100%
Beijing Huaguangshi Co., Ltd.	N/A	April 22, 2009	PRC	100%
Beijing Hua Jingshi Media Advertising Co., Ltd.	N/A	July 26, 2007	PRC	100%
Beijing Hua Meishi Advertising Co., Ltd.	N/A	May 25, 2007	PRC	100%
Luzhou Huashi Digital Technology Co., Ltd. (“Luzhou Huashi”)	N/A	November 21, 2009	PRC	100%
Nanjing Hua Dingshi Communication Technology Co., Ltd.	N/A	July 16, 2007	PRC	100%
Shenzhen Hua Meishi Advertising Co., Ltd.	N/A	June 29, 2007	PRC	100%
Shenzhen Huashixin Culture Media Co., Ltd.	N/A	September 3, 2007	PRC	100%
Nanjing Media Culture Co., Ltd.	N/A	March 28, 2007	PRC	100%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	N/A	October 8, 2007	PRC	50%
Shanghai Junshi Advertising Co., Ltd.	N/A	June 11, 2008	PRC	100%
Xian Qujiang Huachangshi Digital Mobile Television Co., Ltd. (“Xian Huachangshi”)	N/A	November 12, 2009	PRC	100%
Jiangxi Huashi Media Advertising Co., Ltd. (“Jiangxi Huashi”)	N/A	June 17,2011	PRC	100%

VIE of Eastlong Technology
Eastlong Advertising	January 2, 2010	March 30, 2004	PRC	note (b)

Subsidiaries of Eastlong Advertising
Nanjing Metro Operation Information Service Co., Ltd.	January 2, 2010	September 13, 2006	PRC	100%
Shenzhen Metro Operation Information Service Co., Ltd. (“DMG Shenzhen”)	January 2, 2010	August 10, 2005	PRC	100%
Tianjin Metro Operation Information Service Co., Ltd.	January 2, 2010	September 22, 2005	PRC	100%
Dienzhi Advertising (Beijing) Co., Ltd.	January 2, 2010	June 17, 2009	PRC	100%

Notes:

(a)                                 Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.

(b)                                 Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.

As of December 31, 2011, the Group’s equity method investees include the following entities:

	Date of	Date of	Place of	Percentage of
Investee companies	acquisition	establishment	establishment	ownership

Chengdu Mobile Digital Television Company Limited (“Chengdu Mobile”)	N/A	April 29, 2005	PRC	49%
Chongqing Light Rail Information Services Co., Ltd. (“DMG Chongqing”)	January 2, 2011	December 30, 2004	PRC	46.75%
Haerbin China Mobile Television Company limited (“Haerbin Mobile”)	N/A	November 10, 2005	PRC	49%
Jilin Mobile Television Company Limited (“Jilin Mobile”)	N/A	November 8, 2005	PRC	49%
Dalian Mobile Digital Television Company Limited (“Dalian Mobile”)	N/A	February 20, 2006	PRC	49%
Henan China Digital Mobile Television Company Limited (“Henan Mobile”)	N/A	July 4, 2006	PRC	49%
Hubei China Digital Television Company Limited (“Hubei Mobile”)	N/A	July 26, 2006	PRC	49%
Suzhou China Digital Mobile Television Company Limited (“Suzhou Mobile”)	N/A	February 17, 2007	PRC	49%
Changzhou China Digital Mobile Television Company Limited (“Changzhou Mobile”)	N/A	March 19, 2007	PRC	49%
Ningbo China Digital Mobile Television Company Limited (“Ningbo Mobile”)	N/A	April 5, 2007	PRC	49%
Zhongguanguoji Metro TV (Beijing) Co., Ltd. (“Zhongguanguoji”)	January 2, 2010	December 22, 2005	PRC	49%

In January 2011, the Company disposed of 15.00% equity interest in the DMG Chongqing with a net asset value of $365,373 to a third party noncontrolling shareholder at a consideration of $230,709 with a gain of $ 175,903. Upon such disposal, the equity interest of the Company in DMG Chongqing decreased from 61.75% to 46.75%, and the Company’s voting power in board meetings of DMG Chongqing decreased from 60% to 40% while pursuant to the articles of association of DMG Chongqing, 50% or above of votes was required to pass a board resolution. Therefore, the Company deconsolidated DMG Chongqing upon such disposal, and accounted for it as an equity method investee because the Company can exercise significant influence over DMG Chongqing. The directors of the Company considered that the operation of the DMG Chongqing is not significant to the Group.

Summary balance sheet information of DMG Chongqing as of the disposal date is as follows:

Cash and cash equivalents	$158,129
Other assets	538,607
Total liabilities	(331,363)

Total identifiable net assets	$365,373

Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received	$230,709
Cash and cash equivalents disposed	(158,129)

$72,580

Apart from Zhongguanguoji and DMG Chongqing, the Group’s equity method investees have been separately formed with ten separate parties for the purpose of engaging in provision of digital mobile television advertising services in the PRC.  VisionChina Media Group contributed cash and another investor contributed advertising broadcasting rights to the equity method investees for 49% and 51% equity interests, respectively.